Summarized quarterly financial data (Unaudited)	12 Months Ended
Dec. 31, 2022
Summarized quarterly financial data (Unaudited)
Summarized quarterly financial data (Unaudited)

Note 18 Summarized quarterly financial data (Unaudited)

The following tables present unaudited operating results for each quarter within the two most recent years.  The Company believes that all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts stated below to present fairly the following quarterly results when read in conjunction with the financial statements included elsewhere in this report.  Results of operations for any particular quarter are not necessarily indicative of results of operations for a full year.  The Company’s financial results presented below reflect the change to the Company’s accounting policy for recognizing stock-based compensation expense described further in Note 2, Summary of significant accounting policies.

2022	Quarters Ended
(in thousands)	March 31,	June 30,	September 30,	December 31,
Revenues	$162,978	$181,041	$185,857	$167,957
Cost of goods sold	156,508	173,760	178,951	160,401
Gross profit	6,470	7,281	6,906	7,556

Total operating expenses	15,936	17,209	14,899	19,181
(Loss) from operations	(9,466)	(9,928)	(7,993)	(11,625)

Total other income (expenses), net	(1,933)	(7,187)	24,166	2,842
Income (loss) before income taxes	(11,399)	(17,115)	16,173	(8,783)

Income tax benefit (expense)	1,373	(45)	8	(513)
Net income (loss)	(10,026)	(17,160)	16,181	(9,296)
Less: Deemed dividend	(3,856)	(32,841)	-	-
Less: Preferred dividends	(267)	(353)	(302)	(427)
Net income (loss) available to common stockholders	(14,149)	(50,354)	15,879	(9,723)

Basic income (loss) per share available to common stockholders	(0.08)	(0.26)	0.07	(0.04)
Diluted income (loss) per share available to common stockholders	(0.08)	(0.26)	0.06	(0.04)

Weighted average number of shares outstanding, basic	188,409	193,508	206,225	205,549
Weighted average number of shares outstanding, diluted	188,409	193,508	231,388	205,549
2021	Quarters Ended
(in thousands)	March 31,	June 30,	September 30,	December 31,
Revenues	$111,128	$129,577	$116,998	$119,315
Cost of goods sold	109,509	127,426	113,094	115,474
Gross profit	1,619	2,151	3,904	3,841

Total operating expenses	6,484	11,970	9,735	12,788
(Loss) from operations	(4,865)	(9,819)	(5,831)	(8,947)

Total other income (expenses), net	2,613	(404)	(19,178)	(1,707)
Income (loss) before income taxes	(2,252)	(10,223)	(25,009)	(10,654)

Income tax benefit (expense)	1,092	1,665	2,284	(787)
Net income (loss)	(1,160)	(8,558)	(22,725)	(11,441)
Less: Deemed dividend	-	-	-	(7,407)
Less: Preferred dividends	-	-	-	-
Net income (loss) available to common stockholders	(1,160)	(8,558)	(22,725)	(18,848)

Basic income (loss) per share available to common stockholders	(0.01)	(0.06)	(0.15)	(0.11)
Diluted income (loss) per share available to common stockholders	(0.01)	(0.06)	(0.15)	(0.11)

Weighted average number of shares outstanding, basic	147,807	151,120	152,223	184,267
Weighted average number of shares outstanding, diluted	147,807	151,120	152,223	184,267